SHARE BASED PAYMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2025
Share Based Payments
Options granted	range of five to ten year terms and vest over two years
Description of vesting requirements	The RSUs are redeemable over a three year vesting period, with the 1/3 of the grant vesting on the first, second and third years from the date of grant.